Property and Equipment, Net - Schedule of Property and Equipment (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Property Plant And Equipment [Line Items]
Less: Accumulated depreciation	$ (8,660)	¥ (60,289)	¥ (30,576)
Total property and equipment, net	15,260	106,235	92,874
Office Furniture and Equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross	859	5,982	4,920
Computer Equipment and Servers
Property Plant And Equipment [Line Items]
Property and equipment, gross	21,539	149,947	111,274
Leasehold Improvements
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 1,522	¥ 10,595	¥ 7,256